Equity - Summary of Equity (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Capital
Common stock capital		₩ 3,802,676		₩ 3,640,303		$ 2,945,527
Hybrid securities		3,611,129		3,112,449		2,797,156
Capital surplus
Paid in capital in excess of par		854,499		643,544
Others		81,064		38,841
Sub-total		935,563		682,385		724,681
Capital adjustments
Treasury stocks		(39,348)		(3,819)
Other adjustments	[1]	(1,648,535)		(1,780,367)
Sub-total		(1,687,883)		(1,784,186)
Accumulated other comprehensive income [abstract]
Financial assets at FVTOCI		79,694		(645,731)
Changes in capital due to equity method		3,471		475
Loss from foreign business translation		15,579		(24,202)
Gain (loss) on hedges of net investment in foreign operations		(34,750)		(20,701)
Remeasurements of defined benefit plan		(24,262)		55,235
Gain (loss) on valuation of cash flow hedge		(20,806)		(4,282)
Sub-total		18,926		(639,206)				₩ (416,553)	₩ (572,160)
Retained earnings		24,986,470	[2],[3]	23,750,152	[2],[3]	19,354,354
Non-controlling interest		1,730,609	[4]	2,865,445	[4]	1,340,518
Total		₩ 33,397,490		31,627,342		$ 25,869,473	$ 24,498,329	₩ 28,805,103	₩ 26,725,845
Additional description for other equity		Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
Additional description for non-controlling interest		The hybrid securities issued by Woori Bank amounting to 2,344,816 million Won and 1,546,447 million Won as of December 31, 2022 and 2023, respectively, are recognized as non-controlling interests. 113,995 million Won and 95,637 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2022 and 2023, respectively.
Additional description for retained earnings		The regulatory reserve for credit losses in retained earnings amounted to 2,996,960 million Won and 2,839,475 million Won and as of December 31, 2022 and 2023, respectively in accordance with the relevant article.
Earned surplus reserve		₩ 300,190		181,860
Regulatory reserve for credit loss		₩ 2,839,475		₩ 2,996,960

[1]	Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
[2]	The earned surplus reserve in retained earnings amounted to 181,860 million Won and 300,190 million Won as of December 31, 2022 and 2023 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit losses in retained earnings amounted to 2,996,960 million Won and 2,839,475 million Won and as of December 31, 2022 and 2023, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 2,344,816 million Won and 1,546,447 million Won as of December 31, 2022 and 2023, respectively, are recognized as non-controlling interests. 113,995 million Won and 95,637 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2022 and 2023, respectively.